ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5 – ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	June 30,	December 31,
	2014	2013
Accrued compensation and benefits	$595	$1,040
Accrued research and development	184	82
Accrued other	203	128
Total accrued expenses	$982	$1,250

NOTE 6 – ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	December 31,
	2013	2012
Accrued compensation and benefits	$1,040	$958
Accrued research and development	82	100
Accrued other	128	234
Total accrued expenses	$1,250	$1,292